Basis of Presentation - Explanation of Difference between Operating Lease Commitments Disclosed Applying IAS 17 and Lease Liabilities Recognised at Date of Initial Application of IFRS 16 (Detail) - MXN ($)
$ in Thousands
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Leases Obligations [Abstract]
Operating lease commitment at December 31, 2017 as disclosed in the Company consolidated financial statements		$ 62,948	$ 62,948
Discount of the present value using the incremental loan rate at January 1, 2018.		(4,257)
Recognition exemption for short – term leases		(680)
Lease liabilities recognised at January 1, 2018	$ 48,199	$ 58,011